GOING CONCERN	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $ 2,395,525 and $1,146,796 for the years ended September 30, 2011 and 2010, respectively. Our current liabilities exceeded our current assets by approximately $3.2 million as of September 30, 2011.  Our net cash used in operating activities was $1.3 million for the year ended September 30, 2011.

As of December 31, 2011, the Company had $71,236 in cash. The Company needs to obtain additional financing to implement the business plan, service our debt repayments and acquire new businesses.  However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of December 31, 2011, our accumulated deficit was $11.7 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2011 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $ 2,395,525 and $1,146,796 for the years ended September 30, 2011 and 2010, respectively. Our current liabilities exceeded our current assets by approximately $3.2 million as of September 30, 2011.  Our net cash used in operating activities was $1.3 million for the year ended September 30, 2011.

As of September 30, 2011, the Company had $92,313 in cash. The Company needs to obtain additional financing to implement the business plan, service our debt repayments and acquire new businesses..  However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2011, our accumulated deficit was $11.2 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2011 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.